Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

9. INCOME TAXES

Loss before provision (benefit) for income taxes for the years ended December 31, 2024 and 2023 consisted of the following:

	For the Year Ended December 31,
	2024	2023
United States	$(7,372,032)	$(3,006,861)
Foreign	(583,381)	(806,689)
Total Loss before Income Taxes	$(7,955,413)	$(3,813,550)

The components of the provision (benefit) for income taxes consisted of the following:

	For the Year Ended December 31,
	2024	2023
Current:
Federal	$-	$-
State	250	250
Foreign	-	-
Total current provision (benefit)	250	250
Deferred:
Federal	-	-
State	-	-
Foreign	-	-
Total deferred provision (benefit)	-	-
Total Benefit	$250	$250

The reconciliation between income taxes computed at the U.S. statutory income tax rate to the Company’s provision (benefit) for income taxes for the years ended December 31, 2024 and 2023 are as follows:

	For the Year Ended December 31,
	2024		2023
Benefit for income taxes at 21% rate	$(1,670,637)	21.0%	$(800,846)	21.0%
State income taxes, net of federal benefit	(587,971)	7.4	(364,618)	9.6
Tax credits	(437,296)	5.5	-	-
Impact of non-U.S. earnings	(22,103)	0.3	(33,994)	0.9
Permanent differences	(347,008)	4.4	280,654	(7.4)
Change in fair value of promissory note	-	-	(1,129,646)	29.6
Non-deductible interest expense	-	-	304,962	(8.0)
Other reconciling items, net	30,411	(0.4)	2,042,657	(53.6)
Change in valuation allowance	3,034,854	(38.1)	(298,919)	7.8
Benefit for Income Taxes	$250	0.0%	$250	(0.1)%

Significant components of the Company’s deferred tax assets (liabilities) as of December 31, 2024 and 2023 are as follows:

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating loss carry-forward	$4,191,575	$3,498,043
Tax credits	437,296	-
Non-deductible reserves	44,733	1,058
Capitalized R&D costs	1,268,685	189,892
Lease liability	-	3,756
Share-based compensation	41,830	94,034
Gross deferred tax assets	5,984,119	3,786,783
Less valuation allowance	(5,915,350)	(3,088,051)
Total deferred tax assets, net of valuation allowance	68,769	698,732
Deferred tax liabilities:
Fixed asset depreciation	(2,783)	-
Right of use asset	-	(3,719)
Prepaid expenses	(65,986)	(695,013)
Total deferred tax liabilities	(68,769)	(698,732)
Net deferred tax liabilities	$-	$-

The valuation allowance increased by $2,872,215 during 2024. In determining the need for a valuation allowance, the Company has given consideration to its worldwide cumulative loss position when assessing the weight of the sources of taxable income that can be used to support the realization of deferred tax assets. The Company has assessed, on a jurisdictional basis, the available means of recovering deferred tax assets, including the ability to carry-back net operating losses, the existence of reversing temporary differences, the availability of tax planning strategies and available sources of future taxable income. The Company has determined that it is more likely than not that the Company will not recognize the benefits of the U.S. Federal, state and net deferred tax assets, and, as a result, a full valuation allowance has been set against its net deferred tax assets as of December 31, 2024 and December 31, 2023.

At December 31, 2024, the Company had U.S. federal and state net operating loss carryforwards of approximately $9,235,194 and $9,234,194 respectively, and U.S. federal tax credits of $437,296. At December 31, 2023, the Company had U.S. federal and state net operating loss carryforwards of approximately $6,339,101 and $6,338,851 respectively, and U.S. federal tax credits of $0. The U.S. federal and state net operating losses carryforward indefinitely but may only be used to offset 80% of annual taxable income due to the Tax Cuts and Jobs Act. The U.S. federal tax credits begin to expire in 2042. The Company had $6,601,381 and $6,835,123 of foreign net operating loss carryforwards at December 31, 2024 and December 31, 2023, respectively, which carryforward indefinitely. Utilization of the NOL carryforwards may be subject to limitation under Section 382 of the Internal Revenue Code of 1986 due to ownership change limitations that have occurred previously or that could occur in the future. These ownership changes may limit the amount of NOL and interest limitation carryforwards that can be utilized annually to offset future taxable income and tax, respectively. There could be additional ownership changes in the future, which may result in additional limitations on the utilization of the NOL and tax credit carryforwards.

The Company conducts business globally and, as a result, it files income tax returns in U.S. federal and state jurisdictions and in Australia. In the normal course of business, the Company may be subject to examination by taxing authorities throughout the world. The tax years that remain subject to examination by major tax jurisdictions include the years ended December 31, 2021, 2022, 2023 and 2024. As of December 31, 2024, the Company is not under income tax examination in any jurisdiction.

During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when the Company believes that certain positions might be challenged despite its belief that its tax return positions are fully supportable. The Company adjusts these reserves in light of changing facts and circumstances, such as the outcome of tax examinations. As of December 31, 2024 and December 31, 2023, no reserves for uncertain tax positions have been established.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as income tax expense. During the years ended December 31, 2024 and 2023 the Company did not recognize interest and penalties related to unrecognized tax benefits.